Shareholder Report, Holdings (Details) - C000222781	Sep. 30, 2025
Apple8851936
Holdings [Line Items]
Percent of Total Investments	5.40%
NVIDIA8852009
Holdings [Line Items]
Percent of Total Investments	5.20%
Microsoft8851994
Holdings [Line Items]
Percent of Total Investments	5.10%
Meta Platforms8851991
Holdings [Line Items]
Percent of Total Investments	4.80%
Loews8851988
Holdings [Line Items]
Percent of Total Investments	4.00%
Lam Research8851986
Holdings [Line Items]
Percent of Total Investments	4.00%
Amphenol8851933
Holdings [Line Items]
Percent of Total Investments	3.80%
KLA8851982
Holdings [Line Items]
Percent of Total Investments	3.60%
Costco Wholesale8851959
Holdings [Line Items]
Percent of Total Investments	3.10%
Alphabet8851925
Holdings [Line Items]
Percent of Total Investments	3.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%